CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Software licenses	$ 13,364	$ 14,437	$ 8,140
Maintenance and services	11,833	11,042	7,029
Total revenues	25,197	25,479	15,169
Operating expenses:
Cost of software licenses	748	831	563
Cost of maintenance and services	1,384	1,525	890
Research and development	7,756	7,748	4,960
Selling and marketing	11,793	9,833	5,851
General and administrative	3,574	3,024	2,835
Total operating expenses	25,255	22,961	15,099
Operating income (loss)	(58)	2,518	70
Financial expenses, net	627	1,241	1,284
Income (loss) before taxes on income	(685)	1,277	(1,214)
Income tax benefit	(56)	(209)	(399)
Net income (loss)	$ (629)	$ 1,486	$ (815)
Basic net income (loss) per share	$ (0.05)	$ 0.14	$ (0.09)
Weighted average number of shares used in computing basic net income (loss) per share	11,474	10,716	8,662
Diluted net income (loss) per share	$ (0.05)	$ 0.12	$ (0.09)
Weighted average number of shares used in computing Diluted net income (loss) per share	11,474	12,311	8,662